PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Mar. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment

Property, plant and equipment, net consisted of the following:

	As of March 31,
	2017	2018
	$	$

At cost:
Machinery and equipment	12,386	12,482
Furniture and fixtures	442	443
Leasehold improvements	506	517
Motor vehicles	153	153
Total	13,487	13,595
Less: Accumulated depreciation and impairment	(12,533)	(12,825)
Property, plant and equipment, net	954	770